Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Cost

At 1 January 2024	2,434	1,137	580	184	100	444	4,879

Exchange differences	2	12	6	(7)	–	(20)	(7)

Additions – internal development	–	91	–	–	–	–	91

Additions – purchased	–	–	–	–	–	–	–

Disposals and retirements	–	(89)	–	(1)	–	(5)	(95)

Acquisition of business (note 30)	1	–	–	–	–	1	2

Transfers	–	(5)	–	–	–	–	(5)

At 31 December 2024	2,437	1,146	586	176	100	420	4,865

Exchange differences	(114)	(56)	(33)	(6)	(3)	(13)	(225)

Additions – internal development	–	105	–	–	–	–	105

Additions – purchased	–	–	–	–	–	–	–

Disposals and retirements	–	(15)	–	–	–	–	(15)

Acquisition of business (note 30)	102	–	54	3	–	14	173

Transfers	–	–	–	–	–	–	–

At 31 December 2025	2,425	1,180	607	173	97	421	4,903

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Amortisation and impairment

At 1 January 2024	–	(765)	(434)	(155)	(99)	(335)	(1,788)

Exchange differences	–	(8)	(6)	7	–	18	11

Charge for the year	–	(117)	(17)	(6)	–	(18)	(158)

Disposals and retirements	–	89	–	1	–	5	95

Transfers	–	1	–	–	–	–	1

At 31 December 2024	–	(800)	(457)	(153)	(99)	(330)	(1,839)

Exchange differences	–	38	26	5	3	11	83

Charge for the year	–	(112)	(16)	(5)	–	(20)	(153)

Disposals and retirements	–	15	–	–	–	–	15

Transfers	–	–	–	–	–	–	–

At 31 December 2025	–	(859)	(447)	(153)	(96)	(339)	(1,894)

Carrying amounts

At 1 January 2024	2,434	372	146	29	1	109	3,091

At 31 December 2024	2,437	346	129	23	1	90	3,026

At 31 December 2025	2,425	321	160	20	1	82	3,009

Key areas of estimation
The valuation of acquired intangible assets recognised on the acquisition of a business. The valuation is based on a number of assumptions, including estimations of future business performance.

Summary of Useful Economic Life of Intangible Assets
The
range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

At 31 December 2025 Useful economic life

Class of intangible asset

Acquired customer lists, contracts and relationships	3-20 years

Acquired trademarks and brands	2-20 years

Acquired publishing rights	5-20 years

Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

	At 31 December 2025

All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total

Class of intangible asset

Acquired customer lists, contracts and relationships	72	50	34	4	160

Acquired trademarks and brands	16	4	–	–	20

Acquired publishing rights	1	–	–	–	1

Other intangibles acquired	69	9	4	–	82

Summary of Carrying Value of Goodwill

All figures in £ millions	2025 Goodwill	2024 Goodwill

Assessment & Qualifications	1,288	1,369

Virtual Learning	397	426

English Language Learning	250	246

Enterprise Learning & Skills	338	330

Higher Education	152	66

Total	2,425	2,437

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions used by management in the value in use calculations.

		2025		2024

	Discount rate	Perpetuity growth rate	Discount rate	Perpetuity growth rate

Assessment & Qualifications	10.5%	2.0%	11.0%	2.0%

Virtual Learning	10.3%	2.0%	10.9%	2.0%

English Language Learning	12.6%	3.5%	13.2%	3.5%

Enterprise Learning & Skills	10.6%	2.0%	10.8%	2.0%

Higher Education	10.5%	2.0%	10.8%	2.0%